UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter  Ended: June 30, 2010
                                                 -----------------

 Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.): |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      First Q Capital, LLC
            -------------------------------------------------
 Address:   888 San Clemente Drive, Suite 180
            -------------------------------------------------
            Newport Beach, California 92660
            -------------------------------------------------

 Form 13F File Number:  28-12239
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Joseph S. Schuchert III
              -----------------------------------------------
 Title:       Managing Director
              -----------------------------------------------
 Phone:       (949) 720-3000
              -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III      Newport Beach, California     August 11, 2010
---------------------------      -------------------------     ---------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                       ---------------------

Form 13F Information Table Entry Total:        68
                                       ---------------------

Form 13F Information Table Value Total:        $183,707
                                       ---------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2     COLUMN 3   COLUMN4              COLUMN5      COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR   SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL   DISCRETION   MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Accretive Health Inc                Com       00438V103     310     23,400     SH             YES      NONE     23,400
Aercap Holdings                     SHS       N00985106     284     27,329     SH             YES      NONE     27,329
AGA Medical Holdings Inc            Com       008368102     306     24,100     SH             YES      NONE     24,100
Allegiant Travel Co                 Com       01748X102     301      7,044     SH             YES      NONE      7,044
Allied World Assurance              SHS       G0219G203     299      6,599     SH             YES      NONE      6,599
American Reprographics              Com       029263100    6210    711,299     SH             YES      NONE    711,299
Avago Technologies Ltd              SHS       Y0486S104     297     14,100     SH             YES      NONE     14,100
Brookdale Senior Living             Com       112463104     304     20,234     SH             YES      NONE     20,234
Burger King Holdings                Com       121208201     293     17,415     SH             YES      NONE     17,415
CB Richard Ellis Group             CL A       12497T101    15042 1,105,219     SH             YES      NONE  1,105,219
Celanese Corp                    Com Ser A    150870103    3825    153,537     SH             YES      NONE    153,537
Charles River Laboratories          Com       159864107    3175     92,800     SH             YES      NONE     92,800
China Nepstar                  Sponsored ADR  16943C109     174     55,008     SH             YES      NONE     55,008
Cinemark Holdings                   Com       17243V102     272     20,703     SH             YES      NONE     20,703
Cobalt International Energy         Com       19075F106     308     41,300     SH             YES      NONE     41,300
Dice Holdings                       Com       253017107     280     40,453     SH             YES      NONE     40,453
Dollar General Corp                 Com       256677105    4356    158,129     SH             YES      NONE    158,129
Dresser-Rand Group                  Com       261608103    13251   419,993     SH             YES      NONE    419,993
Dynavox Inc                        CL A       26817F104    1774    110,800     SH             YES      NONE    110,800
Emdeon Inc                         CL A       29084T104     306     24,400     SH             YES      NONE     24,400
Energy Solutions                    Com       292756202    8216  1,614,078     SH             YES      NONE  1,614,078
Eurand NV                           SHS       N31010106     292     30,125     SH             YES      NONE     30,125
Express Inc                         Com       30219E103     304     18,600     SH             YES      NONE     18,600
Flagstone Reinsurance Hldg.         Com       L3466T104     291     26,933     SH             YES      NONE     26,933
Genco Shipping & Trading Ltd        SHS       Y2685T107     289     19,305     SH             YES      NONE     19,305
Generac Holdings Inc                Com       368736104     291     20,800     SH             YES      NONE     20,800
Genpact Ltd                         SHS       G3922B107     294     18,899     SH             YES      NONE     18,899
Global Geophysical Services         Com       37946S107     272     39,000     SH             YES      NONE     39,000
Graham Packaging Co                 Com       384701108    4097    342,300     SH             YES      NONE    342,300
GT Solar International              Com       3623E0209     287     51,334     SH             YES      NONE     51,334
HHGregg Inc                         Com       42833L108     283     12,119     SH             YES      NONE     12,119
Interline Brands Inc                Com       458743101     287     16,572     SH             YES      NONE     16,572
IPG Photonics                       Com       44980X109     288     18,909     SH             YES      NONE     18,909
J Crew Group                        Com       46612H402     290      7,878     SH             YES      NONE      7,878
KAR Auction Services Inc            Com       48238T109    2627    212,400     SH             YES      NONE    212,400
Kinetic Concepts Inc                Com       49460W208    9054    247,975     SH             YES      NONE    247,975
Kraton Performance Polymers         Com       50077C106     282     15,000     SH             YES      NONE     15,000
LEAP Wireless International Inc   Com New     521863308    2871    221,211     SH             YES      NONE    221,211
LEAP Wireless International Inc     Com       521863308    3894    300,000     SH  CALL       YES      NONE    300,000
Medassets Inc                       Com       584045108     294     12,741     SH             YES      NONE     12,741
Mercadolibre                        Com       58733R102     278      5,294     SH             YES      NONE      5,294
Metals USA Holdings Corp            Com       59132A104     287     19,200     SH             YES      NONE     19,200
Mitel Networks                      Com       60671Q104     303     33,900     SH             YES      NONE     33,900
                                 UNIT LTD
Niska Gas Storage Partners         LIABI      654678101     303     16,300     SH             YES      NONE     16,300
Noranda Aluminum Holding            Com       65542W107     255     39,600     SH             YES      NONE     39,600
Ntelos Holdings Corp                Com       67020Q107    10966   637,543     SH             YES      NONE    637,543
Pike Electric Corp                  Com       721283109    3696    392,384     SH             YES      NONE    392,384
Prestige Brands Hldg Inc            Com       74112D101     300     42,344     SH             YES      NONE     42,344
Railamerica Inc                     Com       750753402     294     29,600     SH             YES      NONE     29,600
Roadrunner Transportation
Services                            Com       76973Q105     306     21,500     SH             YES      NONE     21,500
Rockwood Hldg                       Com       774415103     285     12,570     SH             YES      NONE     12,570
Rue21 Inc                           Com       781295100     291      9,600     SH             YES      NONE      9,600
Seagate Technology                  SHS       G7945J104    8992    689,587     SH             YES      NONE    689,587
Seagate Technology                  SHS       G7945J104    9094    697,400     SH  PUT        YES      NONE    697,400
Select Medical Holdings Corp        Com       81619Q105     276     40,700     SH             YES      NONE     40,700
Sensata Technologies Hldg           SHS       N7902X106     285     17,800     SH             YES      NONE     17,800
Solera Hldg                         Com       83421A104    5334    147,336     SH             YES      NONE    147,336
SS&C Technologies Holdings          Com       78467J100     305     19,000     SH             YES      NONE     19,000
STR Holdings Inc                    Com       78478V100     295     15,700     SH             YES      NONE     15,700
Team Health Holdings Inc            Com       87817A107     284     22,000     SH             YES      NONE     22,000
Transdigm Group Inc                 Com       893641100    8884    174,100     SH             YES      NONE    174,100
Verifone Holdings Inc               Com       92342Y109    16893   892,374     SH             YES      NONE    892,374
Verifone Holdings Inc               Com       92342Y109    16891   892,300     SH  PUT        YES      NONE    892,300
VS Holdings Inc                     Com       92849E101     290     11,300     SH             YES      NONE     11,300
Warner Chilcott                    SHS A      G94368100     287     12,562     SH             YES      NONE     12,562
Warner Music Group                  Com       934550104     303     62,332     SH             YES      NONE     62,332
Weight Watchers Intl                Com       948626106    6117    238,096     SH             YES      NONE    238,096
Xyratex                             Com       G98268108    5443    384,635     SH             YES      NONE    384,635